UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-21270

                             Partners Balanced Trust
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               (Exact name of registrant as specified in charter)

          100 Bellevue Parkway, Wilmington, DE                        19809
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         (Address of principal executive offices)                   (Zip code)

                           Robert S. Kapito, President
                            Partners Balanced Trust
                    40 East 52nd Street, New York, NY 10022
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                     (Name and address of agent for service)


Registrant's telephone number, including area code: (302) 797-2449

Date of fiscal year end: 12/31/03

Date of reporting period: 6/30/03

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                                EXPLANATORY NOTE

This amendment on Form N-CSRS/A is filed in order to correct the dates on the signatures page and on the certifications to the Form N-CSRS which filed on August 29, 2003. No changes were made to the report, which is hereby incorporated by reference.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Partners Balanced Trust

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Treasurer
Date:    8/27/03

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
         ---------------------------
Name:    Robert S. Kapito
Title:   Principal Executive Officer
Date:    8/27/03

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Principal Financial Officer
Date:    8/27/03